Security Deposits and Maintenance Reserves - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Write-offs	R$ 32,100	R$ 9,638
Security deposits [member]
Disclosure of fair value measurement of assets [line items]
Write-offs	968
Refund for replacement of deposits	18,125	25,333
Maintenance reserve deposits [member]
Disclosure of fair value measurement of assets [line items]
Write-offs	31,132	9,638
Refund for replacement of deposits	R$ 106,875	R$ 32,624